Expense Example, No Redemption {- Fidelity Sustainable Low Duration Bond Fund} - NF_08.31 Fidelity Sustainable Low Duration Bond Fund AMCIZ Pro-01 - Fidelity Sustainable Low Duration Bond Fund	Apr. 12, 2022 USD ($)
Fidelity Advisor Sustainable Low Duration Bond Fund: Class A
Expense Example, No Redemption:
1 Year	$ 205
3 Years	330
Fidelity Advisor Sustainable Low Duration Bond Fund: Class M
Expense Example, No Redemption:
1 Year	205
3 Years	330
Fidelity Advisor Sustainable Low Duration Bond Fund: Class C
Expense Example, No Redemption:
1 Year	143
3 Years	450
Fidelity Advisor Sustainable Low Duration Bond Fund: Class I
Expense Example, No Redemption:
1 Year	36
3 Years	126
Fidelity Advisor Sustainable Low Duration Bond Fund: Class Z
Expense Example, No Redemption:
1 Year	31
3 Years	$ 103